STATEMENT OF CASH FLOWS (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Total dividends paid		$ 66,642	$ 41,223	$ 35,032
Latam Airlines Group S.A. [Member]
Disclosure of subsidiaries [line items]
Total dividends paid		(20,766)
Multiplus S.A. [Member]
Disclosure of subsidiaries [line items]
Total dividends paid	[1]	(45,876)	(40,823)	(34,632)
Lan Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Total dividends paid	[1]		$ (400)	$ (400)

[1]	Dividends paid to minority shareholders.